Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 0	$ 831
Goods and Service Tax receivable	0	8
Reimbursement receivable for joint operation expenses	1,402	0
Trade and other receivables	$ 1,402	$ 839